Related party disclosure (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Accounts receivable	S/ 3,209	S/ 1,372
Accounts payable	209	516
Fosfatos Del Pacifico S.A. (Fospac) [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	1,487
Accounts payable
Inversiones ASPI S.A. (ASPI) [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	1,240	641
Accounts payable
Compania Minera Ares S.A.C. (Ares) [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	242	339
Accounts payable	209	516
Other Related Parties [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	240	392
Accounts payable